Provisions recognized under IAS 37 (Detail 2) - CHF (SFr) SFr in Millions		Jun. 30, 2018		Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Balance		SFr 3,012		SFr 2,937	SFr 3,100
Operational risks
Disclosure Of Other Provisions [Line Items]
Balance	[1]	41		41	43
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance	[2],[3]	2,442		2,331	2,444
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance		248	[4]	280	322
Real estate
Disclosure Of Other Provisions [Line Items]
Balance		132	[5]	134	134
Employee benefits
Disclosure Of Other Provisions [Line Items]
Balance	[6]	66		66	68
Other
Disclosure Of Other Provisions [Line Items]
Balance		SFr 83		SFr 85	SFr 89

[1]	Comprises provisions for losses resulting from security risks and transaction processing risks.
[2]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[3]
Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (item 3 and item 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.

[4]
Primarily consists of personnel-related restructuring provisions of CHF 60 million as of 30 June 2018 (31 March 2018: CHF 63 million, 31 December 2017: CHF 83 million) and provisions for onerous lease contracts of CHF 183 million as of 30 June 2018 (31 March 2018: CHF 212 million, 31 December 2017: CHF 235 million).

[5]
Consists of reinstatement costs for leasehold improvements of CHF 90 million as of 30 June 2018 (31 March 2018: CHF 92 million, 31 December 2017: CHF 92 million) and provisions for onerous lease contracts of CHF 41 million as of 30 June 2018 (31 March 2018: CHF 42 million, 31 December 2017: CHF 41 million).

[6]	Includes provisions for sabbatical and anniversary awards as well as provisions for severance that are not part of restructuring provisions.